Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [Abstract]
Total investment in finance lease and the present value of the minimum lease payments to be recovered
①	The total investment in finance lease and the present value of the minimum lease payments to be recovered are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Total investment in lease	Net investment in lease
Within one year	24,649	23,957
After one year but within two years	48,781	45,575
After two years but within three years	132,894	120,414
After three years but within four years	171,137	151,756
After four years but within five years	277,282	244,481
After five years	16	12

Total	654,759	586,195

Unrealized interest income of the finance lease
②	The unrealized interest income of the finance lease as of December 31, 2020 is as follows. (Unit: Korean Won in millions):

Unearned interest income
Total investment in lease	654,759
Net investment in lease	586,195
Present value of minimum lease payments	586,133
Present value of unguaranteed residual value	62

Unearned interest income	68,564

Details of operating lease assets
①	The details of operating lease assets as of December 31, 2020 are as follows (Unit: Korean Won in millions):

Vehicles
Acquisition cost	1,507,156
Accumulated depreciation	(390,981)

Net carrying value	1,116,175

Details of changes in operating lease assets
②	The details of changes in operating lease assets as of December 31, 2020 are as follows (Unit: Korean Won in millions):

Amount
Beginning balance	—
Acquisition	118,256
Disposal	(21,963)
Depreciation	(52,504)
Business combination	1,071,111
Others	1,275

Ending balance	1,116,175

Future lease payments to be received under operating lease contracts
③	The future lease payments to be received under the lease contracts are as follows (Unit: Korean Won in millions):

Amount
Within one year	240,005
After one year but within two years	223,074
After two years but within three years	156,859
After three years but within four years	80,174
After four years but within five years	24,992

Total	725,104

Future lease payments for the lease contracts
1)	The future lease payments under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Lease payments
Within one year	161,251	173,885
After one year but within five years	232,985	200,844
After five years	40,698	34,787

Total	434,934	409,516

Cash outflows from lease
2)	Total cash outflows from lease are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020
Total cash outflows from lease	220,163	207,305

Lease payments of short-term leases or leases for low-value assets
3)

Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is of low value are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020
Lease payments for short-term leases	1,964	1,760
Lease payments for which the underlying asset is of low value	332	751

Total	2,296	2,511